Other financial assets (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024		Apr. 01, 2023 [1]
Current portion
Other receivables	¥ 40	¥ 34
US dollar stablecoins	22	3
Sub-total	62	37	[1]	¥ 668
Non-current portion
Deposits and guarantee deposits	388	575
Equity security investments	46	39
Other non-current financial assets	433	614	[1]	¥ 579
Other financial assets	¥ 495	¥ 651

[1]	The comparative information is restated due to change in accounting policy. See Note 2 (5) “Changes in accounting policies”